UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: MARCH 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Research & Management Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Controller
Phone:		(312) 345-5800
Signature, Place and Date of Signing

	Michael J. Heller  Chicago, Illinois  MAY 14, 2003

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	44

Form 13F Information Table Value Total	$1,575,095

List of Other Included Managers		None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101    67558  1851926 SH       SOLE                  1102926            749000
AIMCO Series P                                  03748R861    25225  1005000 SH       SOLE                  1005000
AMB Property Corporation                        00163T109    38298  1355666 SH       SOLE                  1260466             95200
Amli Residential Prop.                          001735109     4578   217465 SH       SOLE                   217465
Archstone Smith Trust Series A                  039583208    16987   566250 SH       SOLE                   566250
Archstone-Smith Trust                           039583109    98012  4463218 SH       SOLE                  2376161           2087057
Arden Realty                                    039793104    89064  3926985 SH       SOLE                  2290185           1636800
AvalonBay Communities, Inc.                     053484101   123067  3335140 SH       SOLE                  1992937           1342203
BRE Properties, Inc.                            05564E106    14748   500770 SH       SOLE                   456570             44200
Boston Properties, Inc.                         101121101    29654   782421 SH       SOLE                   740771             41650
Brandywine Realty Trust                         105368203    18095   822500 SH       SOLE                   822500
Camden Property Trust                           133131102     1944    60000 SH       SOLE                    55300              4700
CarrAmerica Realty                              144418100      558    22020 SH       SOLE                    22020
Corporate Office Properties                     22002T108    23182  1555848 SH       SOLE                  1457628             98220
Crescent Real Estate Series A                   225756204    16943   885700 SH       SOLE                   885700
Equity Office Properties Trust                  294741103      497    19527 SH       SOLE                    19527
Equity Res. Prop.                               29476L107    20382   846765 SH       SOLE                   772065             74700
Essex Property Trust, Inc.                      297178105    75151  1438305 SH       SOLE                   650905            787400
Fairmont Hotels & Resorts Inc.                  305204109    77386  3439375 SH       SOLE                  1540275           1899100
Federal Realty Investment Trus                  313747206    56076  1846440 SH       SOLE                  1741040            105400
First Industrial Realty Trust,                  32054K103    48408  1709320 SH       SOLE                  1646020             63300
General Growth Properties, Inc                  370021107    50180   930115 SH       SOLE                   865715             64400
Glenborough Realty Series A                     37803P204     2962   136500 SH       SOLE                   136500
Glimcher Realty Trust                           379302102     6390   332800 SH       SOLE                   332800
HRPT Properties                                 40426W101    31137  3658900 SH       SOLE                  3658900
Health Care Properties                          421915109     8718   261400 SH       SOLE                   261400
Heritage                                        42725M107    14654   585000 SH       SOLE                   585000
Highwoods Properties                            431284108    12037   588900 SH       SOLE                   531300             57600
Mack-Cali Realty Corporation                    554489104   128785  4158376 SH       SOLE                  2764376           1394000
Nationwide Health Properties                    638620104    12179   947800 SH       SOLE                   947800
New Plan Excel Realty Trust                     648053106    22713  1159400 SH       SOLE                  1159400
Public Storage Inc.                             74460D109    15918   525355 SH       SOLE                   491755             33600
Public Storage Inc. A Shares                    74460D729     2107    76900 SH       SOLE                    76900
Reckson Assoc. Realty Corp.                     75621K106    38805  2064115 SH       SOLE                  1943515            120600
Rouse Company                                   779273101    25842   747950 SH       SOLE                   680950             67000
Rouse Company Series B                          779273309     7555   151100 SH       SOLE                   151100
SL Green Realty Corporation                     78440X101    37892  1239926 SH       SOLE                  1144826             95100
SPG Properties Series B 6.5%                    828806406    24668   252900 SH       SOLE                   252900
Senior Housing Property                         81721M109    20100  1740300 SH       SOLE                  1740300
Simon Property Group Inc.                       828806109    49826  1390610 SH       SOLE                  1288410            102200
Starwood Hotels & Resorts Worl                  85590A203    30413  1278385 SH       SOLE                   684085            594300
Taubman Centers, Inc.                           876664103    50839  2985285 SH       SOLE                  1670685           1314600
The Macerich Company                            554382101   120856  3814905 SH       SOLE                  2343905           1471000
Vornado Realty Trust                            929042109    14705   410760 SH       SOLE                   372860             37900

Report Summary				44 Data Records		1,575,095		0 Other managers on whose behalf report is filed